Equipment and Leasehold Improvements, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 113,717	$ 108,169	$ 105,364
Unamortized software assets	$ 104,346	$ 85,957